Pensions and other post retirement benefits	12 Months Ended
Mar. 31, 2020
Employee Benefits [Abstract]
Pensions and other post retirement benefits
Pensions and other post-retirement benefits

All of our employees are eligible to participate in a pension plan. We have defined benefit (DB) and defined contribution (DC) pension plans in the UK and the US. In the US we also provide healthcare and life insurance benefits to eligible employees, post-retirement. The fair value of associated plan assets and present value of DB obligations are updated annually in accordance with IAS 19 (revised). We separately present our UK and US pension plans to show geographical split. Below we provide a more detailed analysis of the amounts recorded in the primary financial statements and the actuarial assumptions used to value the DB obligations.

National Grid’s UK pension arrangements are held in separate Trustee administered funds. The arrangements are managed by Trustee companies with boards consisting of company- and member-appointed directors. In the US, the assets of the plans are held in trusts and administered by the Retirement Plans Committee comprised of appointed employees of the Company.

Defined contribution plans
These plans are designed to provide members with a pension pot for their retirement. The risks associated with these plans are assumed by the member.
Payments to these DC plans are charged as an expense as they fall due. There is no legal or constructive obligation on National Grid to pay additional contributions into a DC plan if the fund has insufficient assets to pay all employees’ benefits relating to employee service in the current and prior periods.
The National Grid YouPlan
YouPlan is the qualifying UK pension plan that is used for automatic enrolment of new hires.
National Grid pays contributions into YouPlan to provide DC benefits on behalf of employees. National Grid provides a double match of member contributions, up to a maximum Company contribution of 12% of salary as well as the cost of administration and insured benefits.
Defined benefit plans
On retirement, members of DB plans receive benefits whose value is dependent on factors such as salary and length of pensionable service. National Grid’s obligation in respect of DB pension plans is calculated separately for each DB plan by projecting the estimated amount of future benefit payments that employees have earned for their pensionable service in the current and prior periods. These future benefit payments are discounted to determine the present value of the liabilities. Current service cost and any unrecognised past service cost are recognised immediately. The discount rate used is the yield curve at the valuation date on high-quality corporate bonds.
Advice is taken from independent actuaries relating to the appropriateness of the key assumptions applied, including life expectancy, expected salary and pension increases, and inflation. Comparatively small changes in the assumptions used may have a significant effect on the amounts recognised in the consolidated income statement, the consolidated statement of other comprehensive income and the net liability recognised in the consolidated statement of financial position.
Remeasurements of pension assets and post-retirement benefit obligations are recognised in full in the period in which they occur in the consolidated statement of other comprehensive income.
The principal UK DB pensions plans are the National Grid UK Pension Scheme (NGUKPS) and the National Grid Electricity Group of the Electricity Supply Pension Scheme (NGEG of ESPS). In the US, we have four principal plans and various healthcare and life insurance plans.
The COVID-19 pandemic
The COVID-19 pandemic has had a global impact on economies, equity and bond markets. Market volatility during March has had an impact on the value of assets held by our DB and DC pension plans. Our UK DB plans have low-risk investment strategies with limited exposure to equities and other return seeking assets, whilst the US plans have a greater exposure to these asset classes.
UK Pensions plans
The arrangements are subject to independent actuarial funding valuations at least every three years, and following consultation and agreement with us, the qualified actuary certifies the employers’ contributions, which, together with the specified contributions payable by the employees and proceeds from the plans’ assets, are expected to be sufficient to fund the benefits payable.
The results of the most recent actuarial valuations are shown below. See page 167 for the assumptions used for IAS 19 (revised) purposes. The actuarial valuations for NGUKPS as at 31 March 2019 have recently been completed, while we expect the valuation for NGEG of ESPS to be finalised by 30 June 2020.

	Section A of NGUKPS	Section B of NGUKPS	NGEG of ESPS
Latest full actuarial valuation	31 March 2019	31 March 2019	31 March 2016
Actuary	Willis Towers Watson	Willis Towers Watson	Aon Hewitt
Market value of plan assets at latest valuation	£6,551 million	£5,765 million	£2,553 million
Actuarial value of benefits due to members	£6,502 million	£5,831 million	£3,053 million
Market value as percentage of benefits	101%	99%	84%
Funding surplus/(deficit)	£49 million	(£66 million)	(£500 million)
Funding surplus/(deficit) net of tax	£41 million	(£55 million)	(£415 million)

25. Pensions and other post-retirement benefits continued
National Grid UK Pension Scheme
NGUKPS consists of three sections, each legally and actuarially separate. Sections A and B are supported by companies within the Group, while Section C is supported by Cadent Gas Limited, now an unrelated third party. The plan closed to new hires on 1 April 2002.
Section A
Following the latest actuarial valuation at 31 March 2019, Section A remains in surplus, and so no deficit funding contributions are required. National Grid and the Trustees have agreed a schedule of contributions whereby the employers will continue to contribute 51.8% of pensionable salary, less member contributions, in respect of future benefit accrual.
As part of the sectionalisation of NGUKPS on 1 January 2017, a guarantee of £1 billion has been provided to Section A. This payment is contingent on insolvency or on failure to pay pension obligations to Section A and can be claimed against National Grid plc, National Grid Holdings One plc or Lattice Group Limited (up to £1 billion in total).
Section B
The latest full actuarial valuation at 31 March 2019 determined that Section B was in deficit. In addition to a £34 million payment already made in September 2019, National Grid and the Trustees agreed that an additional payment of approximately £32 million will be made by September 2020 to eliminate the funding deficit. In addition, the employers contribute 51.4% of pensionable salary, less member contributions, in respect of future benefit accrual.
Pensions buy-ins
During the year, the Trustees of the NGUKPS entered into two buy-in arrangements in order to manage various risks. The policies provide bulk annuities in respect of some pensioner and dependant members of Sections A and B of NGUKPS and were funded by existing assets. In Section A, £2.8 billion of gilts were exchanged for a buy-in policy with Rothesay Life. In Section B, £1.6 billion of gilts were exchanged for a buy-in policy with Legal & General. Both policies are held by the Trustee. For both transactions, the pricing of the policies was highly competitive; however, under IAS 19 the methodology for calculating the value of the buy-ins (as an asset held by the pension plan) differs from the price paid. This resulted in the recognition of an actuarial loss of £0.7 billion on purchase, recorded within the consolidated statement of other comprehensive income.
National Grid Electricity Group of the Electricity Supply Pension Scheme
The last full actuarial valuation for the NGEG of the ESPS determined that the plan was in deficit. National Grid and the Trustees agreed on a schedule of contributions, whereby deficit funding of £48 million is payable each year from 2016 to 2027, which should lead to the elimination of the funding shortfall by March 2027. All deficit funding amounts due will be adjusted for changes in the RPI. In addition, National Grid contributes 40.7% of pensionable salary, less member contributions, in respect of the ongoing service cost. The plan closed to new hires from 1 April 2006.
The plan holds a longevity insurance contract which covers improvements in longevity, providing long-term protection to the scheme, should some pensioner and dependant members live longer than currently expected.
Administration costs
Up to 31 March 2020, National Grid was responsible for the costs of plan administration and the Pension Protection Fund (PPF) levies for both Sections A and B of NGUKPS, and NGEG of ESPS. However, from 1 April 2020 onwards this will only apply to Section B of NGUKPS and NGEG of ESPS, whilst Section A of NGUKPS will fund these costs from the Section’s assets.
Security arrangements
National Grid has also established security arrangements with charges in favour of the Trustees.

	Section A of NGUKPS	Section B of NGUKPS	NGEG of ESPS
Value of security arrangements at 31 March 2020[1]	£315 million	£180 million	£239 million
Principal supporting employers	National Grid plc and National Grid UK Limited	National Grid Gas plc (NGG)	National Grid Electricity Transmission plc (NGET)
Additional amounts payable[2] at 31 March 2020	£72 million	A maximum of £280 million	A maximum of £500 million

1.	Following the completion of the March 2019 valuations for Sections A and B of NGUKPS, these amounts have changed to £186 million for Section A and to £nil for Section B.

2.	These amounts are payable if certain trigger events occur which have been individually agreed between the plans and their relevant supporting employers.
The majority of the security is provided in the form of surety bonds with the remainder in letters of credit. The assets held in security will be paid to the respective section or plan in the event that the relevant supporting employer is subject to an insolvency event or fails to make the required contributions; and applicable to NGEG of ESPS only, if NGET loses its licence to operate under relevant legislation. Counter indemnities have also been taken out to ensure the obligations will be fulfilled.
25. Pensions and other post-retirement benefits continued
US pension plans
National Grid has multiple DC pension plans which allow employee as well as Company contributions. Non-union employees hired after 1 January 2011, as well as new hire represented union employees, receive a core contribution into the DC plan, irrespective of the employee’s contribution into the plan.
National Grid sponsors four non-contributory qualified DB pension plans, which provide vested union employees, and vested non-union employees hired before 1 January 2011 with retirement benefits within prescribed limits as defined by the US Internal Revenue Service. National Grid also provides non-qualified DB pension arrangements for a section of current and former employees, which are closed to new entrants. Benefits under the DB plans generally reflect age, years of service and compensation and are paid in the form of an annuity or lump sum. An independent actuary performs valuations annually. The Company funds the DB plans by contributing no less than the minimum amount required, but no more than the maximum tax-deductible amount allowed under US Internal Revenue Service regulations. The range of contributions determined under these regulations can vary significantly depending upon the funded status of the plans. At present, there is some flexibility in the amount that is contributed on an annual basis. In general, the Company’s policy for funding the US pension plans is to contribute the amounts collected in rates and capitalised in the rate base during the year, to the extent that the funding is no less than the minimum amount required. For the current financial year, these contributions amounted to approximately £153 million (2019: £231 million).
US retiree healthcare and life insurance plans
National Grid provides healthcare and life insurance benefits to eligible employees, post-retirement. Eligibility is based on certain age and length of service requirements, and in most cases, retirees contribute to the cost of their healthcare coverage. In the US, there is no governmental requirement to pre-fund post-retirement healthcare and life insurance plans. However, in general, the Company’s policy for funding the US retiree healthcare and life insurance plans is to contribute amounts collected in rates and capitalised in the rate base during the year. For the current financial year, these contributions amounted to £18 million (2019: £14 million).
For the last few years it has been the Company’s policy to primarily direct contributions to the DB pension plans due to concerns over tax deductible limitations relating to the retiree and healthcare and life insurance plans.
Actuarial assumptions
The Company has applied the following financial assumptions in assessing DB liabilities:

	UK pensions
	2020	2019	2018
	%	%	%
Discount rate – past service	2.35	2.40	2.60
Discount rate – future service	2.35	2.45	2.65
Salary increases	2.90	3.50	3.40
Rate of increase in RPI – past service	2.65	3.25	3.15
Rate of increase in RPI – future service	2.45	3.20	3.10

At 31 March 2020, single equivalent financial assumptions are shown above for presentational purposes, although full yield curves have been used in our calculations. In 2018 and 2019, single equivalent financial assumptions were set which reflected the average duration for the aggregate past and future service obligations.
The discount rate is determined by reference to high-quality UK corporate bonds at the reporting date. The rate of increase in salaries has been set using a promotional scale where appropriate. The rates of increases stated are not indicative of historical increases awarded or a guarantee of future increase, but merely an appropriate assumption used in assessing DB liabilities. Retail Price Index (RPI) is the key assumption that determines assumed increases in pensions in payment and deferment in the UK only.

	US pensions			US other post-retirement benefits
	2020	2019	2018	2020	2019	2018
	%	%	%	%	%	%
Discount rate	3.30	3.95	4.00	3.30	3.95	4.00
Salary increases	3.50	3.50	3.50	3.50	3.50	3.50
Initial healthcare cost trend rate	n/a	n/a	n/a	7.00	7.25	7.50
Ultimate healthcare cost trend rate	n/a	n/a	n/a	4.50	4.50	4.50

Discount rates for US pension liabilities have been determined by reference to appropriate yields on high-quality US corporate bonds at the reporting date based on the duration of plan liabilities. The healthcare cost trend rate is expected to reach the ultimate trend rate by 2030 (2019: 2028).

	2020		2019		2018
	UK years	US years	UK years	US years	UK years	US years

Assumed life expectations for a retiree age 65
Males	22.1	20.9	22.0	22.1	22.3	22.0
Females	23.8	23.4	23.6	24.2	23.9	24.2
In 20 years:
Males	23.3	22.5	23.3	23.7	23.7	23.6
Females	25.3	25.1	25.2	25.9	25.5	25.8

25. Pensions and other post-retirement benefits continued
Maturity profile of DB obligations
The weighted average duration of the DB obligation for each category of plan is 14 years for UK pension plans; 14 years for US pension plans and 16 years for US other post-retirement benefit plans.
As at the reporting date, the present value of the funded obligations split according to member status was approximately:

•	UK pensions: 8% active members (2019: 10%; 2018: 10%); 14% deferred members (2019: 16%; 2018: 18%); 78% pensioner members (2019: 74%; 2018: 72%);

•	US pensions: 36% active members (2019: 37%; 2018: 38%); 9% deferred members (2019: 9%; 2018: 8%); 55% pensioner members (2019: 54%; 2018: 54%); and

•	US other post-retirement benefits: 35% active members (2019: 39%; 2018: 38%); 0% deferred members (2019: 0%; 2018: 0%); 65% pensioner members (2019: 61%; 2018: 62%).
For sensitivity analysis see note 35.
Amounts recognised in the consolidated statement of financial position

	2020	2019	2018
	£m	£m	£m
Present value of funded obligations	(24,281)	(24,609)	(23,747)
Fair value of plan assets	23,748	24,793	23,858
	(533)	184	111
Present value of unfunded obligations	(345)	(330)	(307)
Other post-employment liabilities	(75)	(72)	(67)
Net defined benefit liability	(953)	(218)	(263)
Represented by:
Liabilities	(2,802)	(1,785)	(1,672)
Assets	1,849	1,567	1,409
	(953)	(218)	(263)
The geographical split of pensions and other post-retirement benefits is as shown below:

	UK Pensions			US Pensions			US other post-retirement benefits
	2020	2019	2018	2020	2019	2018	2020	2019	2018
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Present value of funded obligations	(12,775)	(14,200)	(14,152)	(7,809)	(6,901)	(6,349)	(3,697)	(3,508)	(3,246)
Fair value of plan assets	14,364	15,507	15,330	6,972	6,646	6,030	2,412	2,640	2,498
	1,589	1,307	1,178	(837)	(255)	(319)	(1,285)	(868)	(748)
Present value of unfunded obligations	(69)	(76)	(74)	(276)	(254)	(233)	—	—	—
Other post-employment liabilities	—	—	—	—	—	—	(75)	(72)	(67)
Net defined benefit asset/(liability)	1,520	1,231	1,104	(1,113)	(509)	(552)	(1,360)	(940)	(815)
Represented by:
Liabilities	(69)	(76)	(74)	(1,373)	(769)	(783)	(1,360)	(940)	(815)
Assets	1,589	1,307	1,178	260	260	231	—	—	—
	1,520	1,231	1,104	(1,113)	(509)	(552)	(1,360)	(940)	(815)

The recognition of the pension assets in both the UK in relation to the NGUKPS, the NGEG of ESPS and the US in relation to Niagara Mohawk Plan reflects legal and actuarial advice that we have taken regarding recognition of surpluses under IFRIC 14. We have concluded that the Group has an unconditional right to a refund from the individual plans, including from each Section of the NGUKPS and the NGEG of ESPS, in the event of a winding up. In the UK, the Trustees must seek the agreement of the Company to any benefit augmentation beyond the provisions set out in the Scheme Rules. In the US, surplus assets may be used to pay benefits under other Plans, thereby allowing the Company to settle other liabilities under other Plans.
25. Pensions and other post-retirement benefits continued
Amounts recognised in the income statement and statement of other comprehensive income

	2020	2019	2018
	£m	£m	£m
Included within operating costs
Administration costs	16	14	16
Included within payroll costs
Defined benefit plan costs:
Current service cost	178	193	193
Past service cost – augmentations	—	5	1
Past service credit – redundancies	—	(7)	(1)
Special termination benefit cost – redundancies	2	55	9
Past service cost – plan amendments¹	—	34	—
	180	280	202
Included within finance income and costs
Net interest cost	23	22	65
Total included in income statement	219	316	283
Remeasurement (losses)/gains of pension assets and post-retirement benefit obligations²	(724)	68	1,313
Exchange adjustments	(97)	(101)	175
Total included in the statement of other comprehensive income	(821)	(33)	1,488

1.
For the year ended 31 March 2019, the estimated cost of equalising for the impact of GMP under the most cost-effective permissible methodology (Section A of NGUKPS – £17 million; Section B of NGUKPS – £12 million; NGEG of ESPS – £5 million).

2.	For the year ended 31 March 2020, this includes an actuarial loss from the purchase of buy-in policies of £0.7 billion.
The geographical split of pensions and other post-retirement benefits is as shown below:

	UK Pensions			US Pensions			US other post-retirement benefits
	2020	2019	2018	2020	2019	2018	2020	2019	2018
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Included within operating costs
Administration costs	9	6	6	6	7	9	1	1	1
Included within payroll costs
Defined benefit plan costs:
Current service cost	33	41	49	100	104	98	45	48	46
Past service cost – augmentations	—	5	1	—	—	—	—	—	—
Past service credit – redundancies	—	(7)	(1)	—	—	—	—	—	—
Special termination benefit cost – redundancies	2	55	9	—	—	—	—	—	—
Past service cost – plan amendments	—	34	—	—	—	—	—	—	—
	35	128	58	100	104	98	45	48	46
Included within finance income and costs
Net interest (income)/cost	(31)	(31)	3	21	21	27	33	32	35
Total included in income statement	13	103	67	127	132	134	79	81	82
Remeasurement gains/(losses) of pension assets and post-retirement benefit obligations¹	143	57	1,177	(588)	(14)	27	(279)	25	109
Exchange adjustments	—	—	—	(42)	(42)	75	(55)	(59)	100
Total included in the statement of other comprehensive income	143	57	1,177	(630)	(56)	102	(334)	(34)	209

1.	For the year ended 31 March 2020, UK pensions is stated after an actuarial loss from the purchase of buy-in policies of £0.7 billion.

25. Pensions and other post-retirement benefits continued
Reconciliation of the net defined benefit liability

	2020	2019	2018
	£m	£m	£m
Opening net defined benefit liability	(218)	(263)	(1,933)
Cost recognised in the income statement	(219)	(316)	(283)
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	(821)	(33)	1,488
Employer contributions	327	419	475
Other movements	(22)	(25)	(10)
Closing net defined benefit liability	(953)	(218)	(263)
The geographical split of pensions and other post-retirement benefits is as shown below:

	UK pensions			US pensions			US other post-retirement benefits
	2020	2019	2018	2020	2019	2018	2020	2019	2018
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Opening net defined benefit asset/(liability)	1,231	1,104	(156)	(509)	(552)	(728)	(940)	(815)	(1,049)
Cost recognised in the income statement	(13)	(103)	(67)	(127)	(132)	(134)	(79)	(81)	(82)
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	143	57	1,177	(630)	(56)	102	(334)	(34)	209
Employer contributions	156	174	150	153	231	208	18	14	117
Other movements	3	(1)	—	—	—	—	(25)	(24)	(10)
Closing net defined benefit asset/(liability)	1,520	1,231	1,104	(1,113)	(509)	(552)	(1,360)	(940)	(815)

Changes in the present value of defined benefit obligations (including unfunded obligations)

	2020	2019	2018
	£m	£m	£m
Opening defined benefit obligations	(24,939)	(24,054)	(26,230)
Current service cost	(178)	(193)	(193)
Interest cost	(751)	(771)	(775)
Actuarial gains/(losses) – experience	148	(69)	(100)
Actuarial gains – demographic assumptions	452	266	671
Actuarial (losses)/gains – financial assumptions	(84)	(619)	174
Past service credit – redundancies	—	7	1
Special termination benefit cost – redundancies	(2)	(55)	(9)
Past service cost – augmentations	—	(5)	(1)
Past service cost – plan amendments	—	(34)	—
Medicare subsidy received	(22)	(19)	(21)
Employee contributions	(1)	(1)	(1)
Benefits paid	1,282	1,376	1,285
Exchange adjustments	(531)	(768)	1,145
Closing defined benefit obligations	(24,626)	(24,939)	(24,054)
The geographical split of pensions and other post-retirement benefits is as shown below:

	UK pensions			US pensions			US other post-retirement benefits
	2020	2019	2018	2020	2019	2018	2020	2019	2018
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Opening defined benefit obligations	(14,276)	(14,226)	(15,645)	(7,155)	(6,582)	(7,050)	(3,508)	(3,246)	(3,535)
Current service cost	(33)	(41)	(49)	(100)	(104)	(98)	(45)	(48)	(46)
Interest cost	(335)	(358)	(366)	(280)	(277)	(273)	(136)	(136)	(136)
Actuarial gains/(losses) – experience	113	(56)	(95)	(45)	(52)	(38)	80	39	33
Actuarial gains – demographic assumptions	140	224	565	78	—	30	234	42	76
Actuarial gains/(losses) – financial assumptions	798	(568)	604	(595)	(24)	(279)	(287)	(27)	(151)
Past service credit – redundancies	—	7	1	—	—	—	—	—	—
Special termination benefit cost – redundancies	(2)	(55)	(9)	—	—	—	—	—	—
Past service cost – augmentations	—	(5)	(1)	—	—	—	—	—	—
Past service cost – plan amendments	—	(34)	—	—	—	—	—	—	—
Medicare subsidy received	—	—	—	—	—	—	(22)	(19)	(21)
Employee contributions	(1)	(1)	(1)	—	—	—	—	—	—
Benefits paid	752	837	770	374	398	362	156	141	153
Exchange adjustments	—	—	—	(362)	(514)	764	(169)	(254)	381
Closing defined benefit obligations	(12,844)	(14,276)	(14,226)	(8,085)	(7,155)	(6,582)	(3,697)	(3,508)	(3,246)
25. Pensions and other post-retirement benefits continued
Changes in the value of plan assets

	2020	2019	2018
	£m	£m	£m
Opening fair value of plan assets	24,793	23,858	24,375
Interest income	728	749	710
Return on plan assets (less than)/in excess of interest¹	(1,240)	490	568
Administration costs	(16)	(14)	(16)
Employer contributions	327	419	475
Employee contributions	1	1	1
Benefits paid	(1,279)	(1,377)	(1,285)
Exchange adjustments	434	667	(970)
Closing fair value of plan assets	23,748	24,793	23,858
Actual return on plan assets	(512)	1,239	1,278
Expected contributions to plans in the following year	269	307	363

1.	For the year ended 31 March 2020, this includes an actuarial loss from the purchase of buy-in policies of £0.7 billion.
The geographical split of pensions and other post-retirement benefits is as shown below:

	UK pensions			US pensions			US other post-retirement benefits
	2020	2019	2018	2020	2019	2018	2020	2019	2018
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Opening fair value of plan assets	15,507	15,330	15,489	6,646	6,030	6,322	2,640	2,498	2,564
Interest income	366	389	363	259	256	246	103	104	101
Return on plan assets (less than)/ in excess of interest¹	(908)	457	103	(26)	62	314	(306)	(29)	151
Administration costs	(9)	(6)	(6)	(6)	(7)	(9)	(1)	(1)	(1)
Employer contributions	156	174	150	153	231	208	18	14	117
Employee contributions	1	1	1	—	—	—	—	—	—
Benefits paid	(749)	(838)	(770)	(374)	(398)	(362)	(156)	(141)	(153)
Exchange adjustments	—	—	—	320	472	(689)	114	195	(281)
Closing fair value of plan assets	14,364	15,507	15,330	6,972	6,646	6,030	2,412	2,640	2,498
Actual return on plan assets	(542)	846	466	233	318	560	(203)	75	252
Expected contributions to plans in the following year	137	148	140	125	150	221	7	9	2

1.	For the year ended 31 March 2020, UK pensions includes an actuarial loss from the purchase of buy-in policies of £0.7 billion.
The markets for unquoted investments are illiquid and the valuations that have been provided by fund managers as at 31 March 2020 may be based on valuation models that have unobservable inputs. Given the current market volatility that has arisen as a result of COVID-19, this means that the prices provided are subject to additional estimation uncertainty. Sensitivity analyses for changes in private equity, property and diversified alternative valuations have been provided in note 35.
Asset allocation strategy
Each plan’s investment strategy is formulated in order to target specific asset allocations and returns, and to manage risk. The asset allocation of the plans is as follows:

	2020			2019
	UK pensions	US pensions	US other post-retirement benefits	UK pensions	US pensions	US other post-retirement benefits
	%	%	%	%	%	%
Equities	10.2	36.0	57.6	12.7	40.8	60.2
Corporate bonds	26.7	31.0	0.6	23.4	26.4	0.7
Government securities	14.3	18.2	22.9	39.4	16.0	20.6
Property	4.8	4.4	—	5.5	4.7	—
Diversified alternatives	6.2	9.0	13.4	5.0	10.1	12.9
Liability matching assets	34.3	—	—	11.1	—	—
Infrastructure	—	1.7	—	—	1.5	—
Cash and cash equivalents	1.8	0.3	—	1.9	0.3	—
Other	1.7	(0.6)	5.5	1.0	0.2	5.6
	100.0	100.0	100.0	100.0	100.0	100.0

25. Pensions and other post-retirement benefits continued
Defined benefit investment strategies and risks
DB pension plans can pose a significant risk to future cash flows, as National Grid underwrites the financial and demographic risks associated with these plans. Although the governing bodies have sole responsibility for setting investment strategies and managing risks, National Grid closely works with and supports the governing bodies of each plan, to assist them in mitigating the risks associated with their plans and to ensure that the plans are funded to meet their obligations.
In the UK, each plan has a Trustee that is the governing body. The Trustees’ responsibilities are set out in the Trust Deed and Rules. In the US, the fiduciary committee for all the retirement plans is the Retirement Plan Committee (RPC). The RPC is structured in accordance with US laws governing retirement plans under the Employee Retirement Income Security Act (ERISA).
The Trustees and RPC, after taking advice from professional investment advisors and in consultation with National Grid, set the key principles, including expected returns, risk and liquidity requirements. In setting these they take into account expected contributions, maturity of the pension liabilities, and in the UK, the strength of the covenant. The Trustees and RPC formulate an investment strategy to manage risk through diversification, including the use of liability-matching assets, which move in line with the long-term liabilities of the plan, and return-seeking assets, some of which are designed to mitigate downside risk. Where appropriate, the strategies may include interest rate and inflation hedging instruments, and currency hedging to hedge overseas holdings.
Investments are usually grouped into:

•
Return-seeking assets: equities, property and diversified funds where the objective is to achieve growth within the constraints of the plans’ risk profiles. These assets should produce returns greater than the liability increase, so improving the funding position, and are assessed by reference to benchmarks and performance targets agreed with the investment managers; and

•
Liability-matching assets: liability-driven investment (LDI) funds, buy-ins, government securities, corporate bonds and swaps, where the objective is to secure fixed or inflation-adjusted cash flows in future. These investments are generally expected to match the change in liability valuation, so protecting the funding position. Bonds and securities are also measured against certain market benchmarks.

Investments are predominantly made in assets considered to be of investment grade. Where investments are made in non-investment grade assets, the higher volatility involved is carefully judged and balanced against the expected higher returns. Similarly, investments are made predominantly in regulated markets. Where investments are made either in non-investment grade assets or outside of regulated markets, investment levels are kept to prudent levels and subject to agreed control ranges, to control the risk. Should these investments fall outside the pre-agreed ranges, corrective actions and timescales are agreed with the investment manager to remedy the position.
The governing bodies ensure that the performance of investment managers is regularly reviewed against measurable objectives, consistent with each pension plan’s long-term objectives and accepted risk levels. Where required, the portfolios are amended, or investment managers changed.
The Trustees and RPC can generally delegate responsibility for the selection of specific bonds, securities and other investments to appointed investment managers. Investment managers are selected based on the required skills, expertise of those markets, process and financial security to manage the investments. The investment managers use their skill and expertise to manage the investments competently. In some cases, they may further delegate this responsibility, through appointing sub-managers.
The pension plans hold sufficient cash to meet benefit requirements, with other investments being held in liquid or realisable assets to meet unexpected cash flow requirements. The plans do not borrow money, or act as guarantor, to provide liquidity to other parties (unless it is temporary).
In the UK, both NGUKPS and NGEG of ESPS have Responsible Investment (RI) Policies, which take into account Environmental, Social and Governance (ESG) areas. The NGUKPS RI also incorporates the six UN-backed Principles for Responsible Investment (UNPRI). The Trustees believe that ESG factors can be material to financial outcomes and therefore these should and will be considered alongside other factors. The Trustees recognise that their primary responsibility remains a fiduciary one, i.e. their first duty is to ensure the best possible return on investments with the appropriate level of risk. However, the Trustees also recognise the increasing materiality of ESG factors and that they have a fiduciary and regulatory duty to consider RI, including ESG factors and the potential impact on the quality and sustainability of long-term investment returns and therefore on the Trustees’ primary fiduciary duty.
Whilst in the US there is no regulatory requirement to have ESG-specific principles embedded in investment policies, investment managers often utilise ESG principles to inform their decision-making process.
The most significant risks associated with the DB plans are:

•
Asset volatility – the plans invest in a variety of asset classes, but principally in government securities, bulk annuities, corporate bonds, equities and property. Consequently, actual returns will differ from the underlying discount rate adopted, impacting on the funding position of the plan through the net balance sheet asset or liability. Each plan seeks to balance the level of investment return required with the risk that it can afford to take, to design the most appropriate investment portfolio. Volatility will be controlled through using liability-matching asset strategies including bulk annuities, as well as interest rate hedging and management of foreign exchange exposure, and diversification of the return-seeking assets;

•
Changes in bond yields – liabilities are calculated using discount rates set with reference to the yields in high-quality corporate bonds prevailing in the UK and US debt markets and will fluctuate as yields change;

•
Member longevity – longevity is a key driver of liabilities and changes in life expectancy have a direct impact on liabilities. The NGEG of ESPS holds a longevity insurance contract (“longevity swap”) and NGUKPS holds buy-in policies for both Sections A and B, which covers exposure to improvement in longevity, providing long-term protection in the event that members live longer than expected;

•
Counterparty risk – is managed by having a diverse range of counterparties and through having a strong collateralisation process (including for the longevity swap held by NGEG of ESPS). Measurement and management of counterparty risk is delegated to the relevant investment managers. For our bulk annuity policies, various termination provisions were introduced in the contracts, managing our exposure to counterparty risk. The insurers’ operational performance and financial strength are monitored on a regular basis;

•
Deficit risk – the risk that the increase in the liability will outpace the growth in assets is managed through assessing the progress of the actual growth of the liabilities relative to the selected investment policy and adjusting the policy as required;

•
Manager risk – expected deviation of the return, relative to the benchmark, is carefully monitored, as is the process, team and expertise of the manager. Where appropriate, the Trustee or RPC will move assets under management to a more robust manager, whom they consider will have a better expectation of performing well in the future;

•
Currency risk – fluctuations in the value of foreign denominated assets due to exposure to currency exchange rates is managed through a combination of segregated currency hedging overlay and currency hedging carried out by some of the investment managers;

25. Pensions and other post-retirement benefits continued
Defined benefit investment strategies and risks continued

•
Interest rate and inflation risk – changes in inflation will affect the current and future pensions but are partially mitigated through investing in inflation-matching assets and hedging instruments as well as bulk annuity buy-in policies;

•
Investment funds – the credit risk arising from investing in investment funds is mitigated by the underlying assets of the investment funds being ring-fenced from the fund managers, the regulatory environments in which the fund managers operate and diversification of investments among investment fund arrangements;

•
Political risk – an adverse influence on asset values arising from political intervention in a specific country or region is managed through regular review of the asset distribution and through ensuring geographical diversification of investments within the managers; and

•
Custodian risk – the creditworthiness and ability of the custodians to settle trades on time and provide secure safekeeping of the assets under custody is managed by ongoing monitoring of the custodial arrangements against pre-agreed service levels and credit ratings.

Asset allocations
Within the asset allocations below, there is significant diversification across regions, asset managers, currencies and bond categories.
UK pensions

	2020					2019			2018
	Quoted		Unquoted		Total	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	£m		£m		£m	£m	£m	£m	£m	£m	£m
Equities	732		732		1,464	1,181	784	1,965	1,420	813	2,233
Corporate bonds	3,837		—		3,837	3,625	—	3,625	3,949	—	3,949
Government securities	2,051		—		2,051	6,114	—	6,114	5,629	—	5,629
Property	103		585		688	108	749	857	129	834	963
Diversified alternatives	—		893		893	—	771	771	99	690	789
Liability-matching assets	1,704	¹	3,278	²	4,982	1,751	—	1,751	1,174	—	1,174
Longevity swap	—		(51)		(51)	—	(35)	(35)	—	—	—
Cash and cash equivalents	29		222		251	40	259	299	211	215	426
Other (including net current assets and liabilities)	—		249		249	—	160	160	—	167	167
	8,456		5,908		14,364	12,819	2,688	15,507	12,611	2,719	15,330

1.	Consists of pooled funds which invests mainly in fixed interest securities.

2.	Comprises the buy-in policies held by NGUKPS.
US pensions

	2020			2019			2018
	Quoted	Unquoted	Total	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Equities	467	2,043	2,510	533	2,178	2,711	577	1,954	2,531
Corporate bonds	1,640	518	2,158	1,329	425	1,754	1,085	413	1,498
Government securities	535	732	1,267	422	640	1,062	414	565	979
Property	—	307	307	—	316	316	—	279	279
Diversified alternatives	162	464	626	183	487	670	198	421	619
Infrastructure	—	121	121	—	99	99	—	77	77
Cash and cash equivalents	24	—	24	21	—	21	14	—	14
Other (including net current assets and liabilities)	(44)	3	(41)	(8)	21	13	6	27	33
	2,784	4,188	6,972	2,480	4,166	6,646	2,294	3,736	6,030
US other post-retirement benefits

	2020			2019			2018
	Quoted	Unquoted	Total	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Equities	353	1,037	1,390	404	1,184	1,588	412	1,110	1,522
Corporate bonds	15	—	15	19	—	19	24	—	24
Government securities	551	1	552	540	3	543	508	2	510
Diversified alternatives	162	161	323	175	166	341	161	144	305
Other¹	—	132	132	—	149	149	—	137	137
	1,081	1,331	2,412	1,138	1,502	2,640	1,105	1,393	2,498

1.	Other primarily comprises insurance contracts.